UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2002

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
						( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  July 3, 2002

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$502,083

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      521    13834 SH       SOLE                    13834
AFLAC INC COM                  com              001055102      216     6748 SH       SOLE                     6748
AMERICAN INTL GRP              com              026874107    26775   392423 SH       SOLE                   392423
AOL TIME WARNER INC            com              00184a105      150    10222 SH       SOLE                    10222
APOLLO GROUP                   com              037604105    32007   811943 SH       SOLE                   811943
AUTOMATIC DATA PROCESSING      com              053015103    34365   789102 SH       SOLE                   789102
BELLSOUTH CORP                 com              079860102      218     6936 SH       SOLE                     6936
BERKSHIRE HATHAWAY CL B        com              846702074      297      133 SH       SOLE                      133
BIOMET INC                     com              090613100    14464   533322 SH       SOLE                   533322
BP AMOCO PLC ADR               com              055622104      203     4025 SH       SOLE                     4025
BRISTOL-MYERS SQUIBB           com              110122108      226     8801 SH       SOLE                     8801
CHOICEPOINT INC                com              170388102     6587   144874 SH       SOLE                   144874
CINTAS CORP                    com              172908105    28730   581219 SH       SOLE                   581219
CISCO SYS INC COM              com              17275R102      179    12802 SH       SOLE                    12802
CITIGROUP INC                  com              172967101    14380   371086 SH       SOLE                   371086
COCA-COLA CO                   com              191216100     1295    23117 SH       SOLE                    23117
CONCORD E F S INC              com              206197105    15233   505421 SH       SOLE                   505421
COX COMM INC CL A              com              224044107    13391   486054 SH       SOLE                   486054
EMERSON ELEC                   com              291011104      939    17550 SH       SOLE                    17550
EXXON MOBIL CORP               com              30231g102     1614    39452 SH       SOLE                    39452
FIRST DATA                     com              319963104      298     8000 SH       SOLE                     8000
FISERV                         com              337738108    22186   604349 SH       SOLE                   604349
GEMSTAR TV GUIDE               com              36866w106     2684   497872 SH       SOLE                   497872
GENERAL ELECTRIC               com              369604103    13384   460712 SH       SOLE                   460712
HARLEY DAVIDSON                com              412822108    21452   418417 SH       SOLE                   418417
ILLINOIS TOOL WORKS            com              452308109    16753   245291 SH       SOLE                   245291
IMS HEALTH INC                 com              449934108    10551   587799 SH       SOLE                   587799
INTEL CORP                     com              458140100      199    10873 SH       SOLE                    10873
JOHNSON & JOHNSON              com              478160104    14610   279561 SH       SOLE                   279561
JOHNSON CONTROLS               com              478366107      957    11730 SH       SOLE                    11730
KOHLS CORP                     com              500255104      241     3436 SH       SOLE                     3436
MARSHALL & ILSLEY              com              571834100      434    14040 SH       SOLE                    14040
MCLEODUSA INC CL A NEW         com              582266102        8    19579 SH       SOLE                    19579
MCLEODUSA INC ESCROW           com              582266995        7   334200 SH       SOLE                   334200
MEDTRONIC INC                  com              585055106    36524   852362 SH       SOLE                   852362
MERCK & CO                     com              589331107     2073    40943 SH       SOLE                    40943
MICROSOFT CORP                 com              594918104    15942   291448 SH       SOLE                   291448
NORTHERN TRUST                 com              665859104    17739   402607 SH       SOLE                   402607
OMNICOM GROUP INC              com              681919106     6657   145343 SH       SOLE                   145343
PATTERSON DENTAL CO            com              703412106    16910   335975 SH       SOLE                   335975
PAYCHEX INC                    com              704326107    23706   757635 SH       SOLE                   757635
PEPSICO INC                    com              713448108      426     8831 SH       SOLE                     8831
PFIZER INC                     com              717081103    39898  1139930 SH       SOLE                  1139930
PHARMACIA CORP                 com              71713u102      207     5520 SH       SOLE                     5520
PROCTOR & GAMBLE CO            com              742718109      252     2820 SH       SOLE                     2820
SARA LEE CORP                  com              803111103      326    15800 SH       SOLE                    15800
SBC COMMUNICATIONS             com              78387g103      358    11736 SH       SOLE                    11736
SYSCO CORP                     com              871829107    28072  1031309 SH       SOLE                  1031309
WALGREEN CO COM                com              931422109    16779   434350 SH       SOLE                   434350
WELLS FARGO & CO               com              949746101      308     6155 SH       SOLE                     6155
WYETH COM                      com              983024100      353     6900 SH       SOLE                     6900